Deferred Tax	12 Months Ended
Feb. 28, 2025
Deferred Tax [Abstract]
DEFERRED TAX

9. DEFERRED TAX

		As of February 28/29
Figures in Rand thousands	Notes	2025	2024

Deferred tax liabilities		(95,892)	(69,840)
Deferred revenue		71,397	63,934
Property, plant and equipment and capitalized commission assets		(207,029)	(158,592)
Lease obligations		(3,385)	(2,411)
ECL provision on trade receivables		22,209	18,716
Other		20,916	8,513

Deferred tax assets		121,749	81,903
Deferred revenue		7,492	5,791
Property, plant and equipment and capitalized commission assets		61,767	41,842
Tax losses		27,287	15,186
Lease obligations		4,157	3,076
ECL provision on trade receivables		8,741	6,504
Other		12,305	9,504

Total net deferred tax assets		25,857	12,063

Reconciliation of deferred tax assets/(liabilities)
Beginning balance		12,063	9,025
Increase in deferred revenue temporary differences		9,315	5,569
Increase/ (Decrease) in ECL provision on trade receivables temporary differences		5,877	(393)
(Decrease)/ Increase in property, plant and equipment and capitalized commission assets temporary differences		(30,015)	4,313
Increase in tax losses temporary differences		12,939	6,370
Increase/ (Decrease) in lease obligation temporary differences		302	(7,120)
Increase/ (Decrease) in other temporary differences		14,362	(3,051)
Translation adjustments		1,014	(2,650)
Ending balance		25,857	12,063

Reconciliation of deferred tax balances
Beginning balance		12,063	9,025
Credit to statements of profit and loss	23	12,904	6,500
Others		(210)	132
Translation adjustments		1,100	(3,594)
Ending balance		25,857	12,063

Unrecognized deferred tax assets

The Group has not recognized deferred tax assets relating to available tax losses in start-up subsidiaries where the probability of future taxable income is uncertain. These potential deferred tax assets will be recognized and utilized in future periods as and when they meet the recognition criteria. The tax losses available from these subsidiaries are ZAR 138.1 million (2024: ZAR 113.1 million). None of the tax losses expire in terms of local tax legislation.

Unrecognized deferred tax liabilities

No deferred tax liability is recognized on temporary differences of ZAR 1,676.8 million (2024: ZAR 1,131.1 million) relating to the unremitted earnings of overseas subsidiaries as the Group is able to control the timings of the reversal of these temporary differences and it is probable that they will not reverse in the foreseeable future.